Recapitalization (Details) - Schedule of Transaction Costs - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transaction Costs [Abstract]
Accounting fees	$ 756,257
Legal fees	5,049,149
Travel and other expenses	331,971
One-time share-based payment to influencers and advisors	708,400
Total	$ 6,845,777